UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07885

Name of Fund: Master Enhanced International Series of
              Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, Master Enhanced International Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.4%           Commercial Banks - 0.1%              2,572  Erste Bank der Oesterreichischen Sparkassen AG    $     196,029
                                                                491  Raiffeisen International Bank Holding AG                 71,764
                                                                                                                       -------------
                                                                                                                             267,793
                         -----------------------------------------------------------------------------------------------------------
                         Construction Materials - 0.1%        5,929  RHI AG (c)                                              272,909
                         -----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.0%           90  Mayr-Melnhof Karton AG                                    9,946
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.1%               1,415  Voestalpine AG                                          122,273
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable                3,921  OMV AG                                                  261,832
                         Fuels - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &                31  IMMOFINANZ Immobilien Anlagen AG                            387
                         Development - 0.0%                     252  Meinl European Land Ltd. (c)                              3,593
                                                                                                                       -------------
                                                                                                                               3,980
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Austria                          938,733
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.9%           Beverages - 0.1%                     2,469  InBev NV                                                223,773
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.0%                        12  Solvay SA                                                 1,741
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.2%              6,394  Dexia NV                                                193,655
                                                              1,535  KBC Bancassurance Holding                               211,178
                                                                                                                       -------------
                                                                                                                             404,833
                         -----------------------------------------------------------------------------------------------------------
                         Distributors - 0.0%                     41  D'ieteren SA                                             18,299
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial               16,721  Fortis                                                  492,362
                         Services - 0.3%
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.0%              2  Bekaert SA                                                  268
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.0%        224  Colruyt SA                                               47,321
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              6,368  Omega Pharma SA                                         558,445
                         Supplies - 0.3%
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Technology - 0.0%           32  AGFA-Gevaert NV                                             616
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable                  324  Euronav SA                                               10,187
                         Fuels - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication              70  Mobistar SA                                               6,124
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Belgium                        1,763,969
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%           Commercial Banks - 0.0%                 92  Danske Bank A/S                                           3,735
                                                                  1  Sydbank A/S                                                  43
                                                                                                                       -------------
                                                                                                                               3,778
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.1%          2,679  Vestas Wind Systems A/S (c)                             211,639
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.1%                 2,450  Danisco A/S                                             190,502
                                                                225  East Asiatic Co., Ltd. A/S                               16,806
                                                                                                                       -------------
                                                                                                                             207,308
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              4,342  GN Store Nord A/S (c)                             $      44,019
                         Supplies - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.2%                     1,973  Topdanmark A/S (c)                                      324,562
                                                                367  TrygVesta A/S                                            29,414
                                                                                                                       -------------
                                                                                                                             353,976
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.0%                       250  NKT Holding A/S                                          28,023
                         -----------------------------------------------------------------------------------------------------------
                         Marine - 0.1%                            7  AP Moller - Maersk A/S                                   96,138
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable                  400  D/S Torm A/S                                             16,297
                         Fuels - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 0.3%                 679  H Lundbeck A/S                                           18,443
                                                              4,508  Novo-Nordisk A/S B                                      544,109
                                                                                                                       -------------
                                                                                                                             562,552
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Denmark                        1,523,730
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.8%           Auto Components - 0.0%               1,401  Nokian Renkaat Oyj                                       54,858
                         -----------------------------------------------------------------------------------------------------------
                         Communications Equipment - 1.1%     57,637  Nokia Oyj                                             2,191,108
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -            35  YIT Oyj                                                   1,040
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 0.0%              223  Fortum Oyj                                                8,185
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples                       7,904  Kesko Oyj Class B                                       525,100
                         Retailing - 0.3%
                         -----------------------------------------------------------------------------------------------------------
                         IT Services - 0.1%                   4,160  TietoEnator Oyj                                          93,369
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.1%                     5,700  Sampo Oyj                                               174,018
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.1%                     1,718  Metso Oyj                                               118,324
                                                                  1  Wartsila Oyj                                                 69
                                                                                                                       -------------
                                                                                                                             118,393
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.0%                  35  Outokumpu Oyj                                             1,257
                                                              1,150  Rautaruukki Oyj                                          69,677
                                                                                                                       -------------
                                                                                                                              70,934
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels -           52  Neste Oil Oyj                                             1,903
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.1%      14,300  Stora Enso Oyj Class R                                  278,541
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Finland                        3,517,449
------------------------------------------------------------------------------------------------------------------------------------
France - 9.8%            Aerospace & Defense - 0.5%          15,774  Thales SA                                               924,680
                         -----------------------------------------------------------------------------------------------------------
                         Airlines - 0.2%                     12,885  Air France-KLM                                          473,480
                         -----------------------------------------------------------------------------------------------------------
                         Auto Components - 0.1%                 979  Compagnie Generale des Etablissements Michelin          131,615
                         -----------------------------------------------------------------------------------------------------------
                         Automobiles - 0.9%                   5,186  Peugeot SA                                              428,019
                                                              9,663  Renault SA                                            1,400,211
                                                                                                                       -------------
                                                                                                                           1,828,230
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Beverages - 0.0%                       800  Remy Cointreau SA                                 $      57,950
                         -----------------------------------------------------------------------------------------------------------
                         Building Products - 0.2%             3,020  Cie de Saint-Gobain SA                                  315,182
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.2%                     3,010  Air Liquide                                             402,856
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.5%              4,793  Credit Agricole SA                                      184,875
                                                              4,507  Societe Generale SA                                     756,297
                                                                                                                       -------------
                                                                                                                             941,172
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies       2,061  Societe BIC SA                                          176,685
                         - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Communications Equipment - 0.0%          1  Alcatel SA                                                   10
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -         1,100  Eiffage                                                 124,667
                         0.3%                                 6,084  Vinci SA                                                475,327
                                                                                                                       -------------
                                                                                                                             599,994
                         -----------------------------------------------------------------------------------------------------------
                         Construction Materials - 0.2%        1,919  Lafarge SA                                              297,308
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication            1  France Telecom SA                                            34
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.9%          1,744  Alstom                                                  354,549
                                                             10,178  Schneider Electric SA                                 1,285,874
                                                                                                                       -------------
                                                                                                                           1,640,423
                         -----------------------------------------------------------------------------------------------------------
                         Energy Equipment & Services -        1,352  Technip SA                                              120,878
                         0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.5%      1,400  Carrefour SA                                             98,079
                                                              8,069  Casino Guichard Perrachon SA                            846,147
                                                                                                                       -------------
                                                                                                                             944,226
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities - 0.6%                23,381  Gaz de France SA                                      1,214,909
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              2,037  Cie Generale d'Optique Essilor
                         Supplies - 0.1%                             International SA                                        127,804
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure -      1,192  Accor SA                                                105,825
                         0.2%                                 1,990  Groupe Partouche (c)                                     39,500
                                                              4,921  Sodexho Alliance SA                                     340,328
                                                                                                                       -------------
                                                                                                                             485,653
                         -----------------------------------------------------------------------------------------------------------
                         IT Services - 0.2%                   2,203  Atos Origin SA (c)                                      128,167
                                                              3,045  Cap Gemini SA                                           187,661
                                                              1,640  GFI Informatique                                         16,744
                                                                                                                       -------------
                                                                                                                             332,572
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Insurance - 0.2%                     2,355  CNP Assurances                                    $     301,255
                                                              2,367  Scor SE                                                  63,420
                                                                                                                       -------------
                                                                                                                             364,675
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.5%                     3,267  Vallourec SA                                            941,029
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.4%                         1,631  Lagardere S.C.A.                                        138,822
                                                                  1  Societe Television Francaise 1                               27
                                                             13,539  Vivendi SA                                              571,453
                                                                                                                       -------------
                                                                                                                             710,302
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.0%                 800  Arcelor                                                  73,465
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities - 0.4%              11,851  Suez SA                                                 697,923
                                                                137  Veolia Environnement SA                                  11,797
                                                                                                                       -------------
                                                                                                                             709,720
                         -----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 0.0%                328  Pinault-Printemps-Redoute                                61,710
                         -----------------------------------------------------------------------------------------------------------
                         Office Electronics - 0.0%              435  Neopost SA                                               61,359
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels -       25,768  Total SA                                              2,095,127
                         1.1%
                         -----------------------------------------------------------------------------------------------------------
                         Personal Products - 0.1%             2,114  L'Oreal SA                                              277,329
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Investment               4,061  Gecina SA                                               689,100
                         Trusts (REITs) - 0.5%                    3  Klepierre                                                   172
                                                              1,000  Unibail - Rodamco                                       257,369
                                                                                                                       -------------
                                                                                                                             946,641
                         -----------------------------------------------------------------------------------------------------------
                         Semiconductors &                    15,203  STMicroelectronics NV                                   255,591
                         Semiconductor Equipment - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Software - 0.4%                     14,360  Business Objects SA (c)                                 640,916
                                                              1,000  UBISOFT Entertainment (c)                                68,303
                                                                                                                       -------------
                                                                                                                             709,219
                         -----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury             939  Hermes International                                    105,671
                         Goods - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Transportation Infrastructure -        437  Aeroports de Paris                                       50,350
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication           5,208  Bouygues                                                449,218
                         Services - 0.2%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in France                        18,827,067
------------------------------------------------------------------------------------------------------------------------------------
Germany - 7.7%           Airlines - 0.0%                          1  Deutsche Lufthansa AG                                        29
                         -----------------------------------------------------------------------------------------------------------
                         Automobiles - 1.0%                  11,474  DaimlerChrysler AG                                    1,155,761
                                                                118  Porsche AG (Preference Shares)                          250,664
                                                              2,135  Volkswagen AG                                           482,536
                                                                                                                       -------------
                                                                                                                           1,888,961
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Capital Markets - 0.8%              12,724  Deutsche Bank AG Registered Shares                $   1,639,828
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 1.1%                     4,731  Altana AG                                               114,010
                                                             13,662  BASF AG                                               1,889,680
                                                                                                                       -------------
                                                                                                                           2,003,690
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.2%              5,713  Commerzbank AG                                          231,277
                                                              2,828  Deutsche Postbank AG                                    207,637
                                                                                                                       -------------
                                                                                                                             438,914
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -           506  Hochtief AG                                              61,380
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services       1,658  Deutsche Boerse AG                                      225,782
                         - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       28,598  Deutsche Telekom AG                                     561,936
                         Services - 0.3%
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 0.1%              647  E.ON AG                                                 119,622
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.0%            208  REpower Systems AG (c)                                   33,219
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.3%      6,832  Metro AG                                                617,061
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure -      4,601  TUI AG                                                  123,605
                         0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Household Products - 0.0%            1,400  Henkel KGaA                                              66,298
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.7%      9,634  Siemens AG                                            1,324,574
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 1.3%                     8,436  Allianz AG Registered Shares                          1,970,994
                                                              3,003  Muenchener Rueckversicherungs AG
                                                                     Registered Shares                                       577,100
                                                                                                                       -------------
                                                                                                                           2,548,094
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.1%                         2  Heidelberger Druckmaschn AG                                  88
                                                              1,515  MAN AG                                                  220,459
                                                                                                                       -------------
                                                                                                                             220,547
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                             1  Premiere AG (c)                                              22
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.7%                 552  Salzgitter AG                                           108,418
                                                             17,924  ThyssenKrupp AG                                       1,141,448
                                                                                                                       -------------
                                                                                                                           1,249,866
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities - 0.4%               5,476  RWE AG                                                  688,707
                         -----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 0.2%              8,726  KarstadtQuelle AG (c)                                   292,157
                         -----------------------------------------------------------------------------------------------------------
                         Personal Products - 0.0%                16  Beiersdorf AG                                             1,198
                         -----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 0.3%               5,559  Merck KGaA                                              670,609
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &             1,257  IVG Immobilien AG                                        46,854
                         Development - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury               1  Adidas-Salomon AG                                            66
                         Goods - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication           1,900  Freenet AG                                               51,883
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Germany                       14,874,902
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.7%            Beverages - 0.0%                     1,493  Coca-Cola Hellenic Bottling Co. SA                $      86,222
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.2%              1,671  Alpha Bank AE                                            58,234
                                                                380  EFG Eurobank Ergasias SA                                 13,362
                                                              7,271  National Bank of Greece SA                              463,451
                                                                775  Piraeus Bank SA                                          27,694
                                                                                                                       -------------
                                                                                                                             562,741
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -         1,512  Hellenic Technodomiki Tev SA                             20,224
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial                  810  Hellenic Exchanges SA                                    25,988
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       26,602  Hellenic Telecommunications
                         Services - 0.5%                             Organization SA                                         986,257
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.0%               1,218  Viohalco, Hellenic Copper and Aluminum Industry SA       20,043
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels -        1,450  Hellenic Petroleum SA                                    23,157
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Greece                         1,724,632
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.9%           Airlines - 0.0%                        139  Ryanair Holdings Plc (c)                                    991
                         -----------------------------------------------------------------------------------------------------------
                         Beverages - 0.0%                        25  C&C Group Plc                                               207
                         -----------------------------------------------------------------------------------------------------------
                         Building Products - 0.0%                46  Kingspan Group Plc                                        1,006
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.1%              6,214  Bank of Ireland                                         115,191
                                                                541  Depfa Bank Plc                                           11,201
                                                                                                                       -------------
                                                                                                                             126,392
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.4%                 1,829  Greencore Group Plc                                      11,893
                                                                  2  Iaws Group Plc                                               44
                                                             24,021  Kerry Group Plc                                         712,454
                                                                                                                       -------------
                                                                                                                             724,391
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure -        654  Paddy Power Plc                                          22,941
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.4%                    30,966  Irish Life & Permanent Plc                              686,622
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Ireland                        1,562,550
------------------------------------------------------------------------------------------------------------------------------------
Italy - 3.7%             Aerospace & Defense - 0.1%           4,017  Finmeccanica SpA                                        117,023
                         -----------------------------------------------------------------------------------------------------------
                         Automobiles - 0.2%                   7,716  Fiat SpA                                                232,815
                                                              3,700  Fiat SpA (RNC)                                           93,834
                                                                                                                       -------------
                                                                                                                             326,649
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 1.3%             92,923  Banca Intesa SpA                                        717,371
                                                            116,601  Banca Intesa SpA (RNC)                                  853,778
                                                             25,641  Capitalia SpA                                           244,970
                                                             88,452  UniCredito Italiano SpA                                 756,765
                                                                                                                       -------------
                                                                                                                           2,572,884
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication            1  Telecom Italia SpA                                $           3
                         Services - 0.2%                    130,898  Telecom Italia SpA (RNC)                                315,631
                                                                                                                       -------------
                                                                                                                             315,634
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 0.3%           53,508  Enel SpA                                                605,817
                                                              9,060  Iride SpA                                                33,344
                                                                                                                       -------------
                                                                                                                             639,161
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.0%                     1  Parmalat SpA                                                  4
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities - 0.0%                   168  Snam Rete Gas SpA                                         1,045
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure -      4,158  Autogrill SpA                                            80,060
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.4%                     3,116  Alleanza Assicurazioni SpA                               41,433
                                                             12,642  Assicurazioni Generali SpA                              555,405
                                                             13,801  Mediolanum SpA                                           97,590
                                                                                                                       -------------
                                                                                                                             694,428
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities - 0.0%              21,100  Hera SpA                                                 87,073
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable               59,422  Eni SpA                                               2,202,196
                         Fuels - 1.1%
                         -----------------------------------------------------------------------------------------------------------
                         Transportation Infrastructure -      4,300  Ansaldo STS SpA (c)                                      60,022
                         0.1%                                 3,461  Autostrade SpA                                          116,915
                                                                                                                       -------------
                                                                                                                             176,937
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Italy                          7,213,094
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.0%        Personal Products - 0.0%               500  Oriflame Cosmetics SA                                    30,338
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Luxembourg                        30,338
------------------------------------------------------------------------------------------------------------------------------------
Netherlands - 4.4%       Air Freight & Logistics - 0.1%       5,250  TNT NV                                                  220,094
                         -----------------------------------------------------------------------------------------------------------
                         Beverages - 0.1%                     3,308  Heineken NV                                             217,077
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.2%                     3,655  Akzo Nobel NV                                           301,243
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 1.0%             38,572  ABN AMRO Holding NV                                   2,032,305
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services &               11,400  Corporate Express NV                                    124,194
                         Supplies - 0.1%                      2,302  Vedior NV                                                50,649
                                                                                                                       -------------
                                                                                                                             174,843
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services      32,779  ING Groep NV CVA                                      1,455,048
                         - 0.7%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       23,276  Koninklijke KPN NV                                      403,926
                         Services - 0.2%
                         -----------------------------------------------------------------------------------------------------------
                         Energy Equipment & Services -          780  Fugro NV                                                 63,320
                         0.2%                                11,074  SBM Offshore NV                                         435,355
                                                                                                                       -------------
                                                                                                                             498,675
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.0%         35  Koninklijke Ahold NV                              $         529
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.6%                 6,531  Royal Numico NV                                         506,618
                                                             19,834  Unilever NV                                             612,309
                                                                                                                       -------------
                                                                                                                           1,118,927
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.5%           19,171  Koninklijke Philips Electronics NV                      865,209
                                                              5,290  Tele Atlas NV (c)                                       153,505
                                                                                                                       -------------
                                                                                                                           1,018,714
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.0%                        59  Aegon NV                                                  1,130
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.1%                         9,556  Reed Elsevier NV                                        181,503
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.5%              12,642  ArcelorMittal                                           997,782
                         -----------------------------------------------------------------------------------------------------------
                         Office Electronics - 0.0%            1,056  OCE NV                                                   22,195
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Investment                 268  Wereldhave NV                                            32,273
                         Trusts (REITs) - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Semiconductors & Semiconductor       3,581  ASML Holding NV                                         118,722
                         Equipment - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Trading Companies &                      1  Hagemeyer NV                                                  5
                         Distributors - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Netherlands                8,794,991
------------------------------------------------------------------------------------------------------------------------------------
Norway - 1.2%            Chemicals - 0.0%                     2,425  Yara International ASA                                   76,691
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.1%             10,287  DnB NOR ASA                                             157,799
                         -----------------------------------------------------------------------------------------------------------
                         Communications Equipment - 0.0%      1,500  Tandberg ASA                                             36,100
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication           67  Telenor ASA                                               1,342
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.0%            482  Renewable Energy Corp. AS (c)                            22,217
                         -----------------------------------------------------------------------------------------------------------
                         Energy Equipment & Services -        4,472  Acergy SA                                               132,926
                         0.3%                                14,413  Aker Kvaerner ASA                                       459,157
                                                                  1  Ocean RIG ASA (c)                                             7
                                                              2,192  Petroleum Geo-Services ASA                               63,224
                                                                  2  TGS Nopec Geophysical Co. ASA (c)                            41
                                                                                                                       -------------
                                                                                                                             655,355
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.0%                31,369  Marine Harvest (c)                                       39,915
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.5%     53,731  Orkla ASA                                               959,758
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.0%                     3,000  Storebrand ASA                                           46,631
                         -----------------------------------------------------------------------------------------------------------
                         Marine - 0.0%                          401  Stolt-Nielsen SA                                         11,901
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                            50  Schibsted ASA                                             2,634
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels -          550  Frontline Ltd.                                           27,035
                         0.3%

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              6,654  Norsk Hydro ASA                                   $     289,425
                                                              5,050  Statoilhydro ASA                                        172,119
                                                                                                                       -------------
                                                                                                                             488,579
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.0%         100  Norske Skogindustrier ASA                                 1,070
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Norway                         2,499,992
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%          Commercial Banks - 0.1%              5,412  Banco Comercial Portugues SA
                                                                     Registered Shares                                        22,457
                                                              4,327  Banco Espirito Santo SA Registered Shares                98,104
                                                                                                                       -------------
                                                                                                                             120,561
                         -----------------------------------------------------------------------------------------------------------
                         Construction Materials - 0.0%        2,755  Cimpor Cimentos de Portugal SA                           22,824
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       28,574  Portugal Telecom SGPS SA Registered Shares              400,522
                         Services - 0.2%
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 0.1%           28,908  Energias de Portugal SA                                 169,007
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.0%      2,893  Jeronimo Martins SGPS SA                                 17,780
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.0%     10,235  Sonae SGPS SA                                            26,562
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.0%         966  Sonae Industria SGPS SA (c)                              10,854
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Portugal                         768,110
------------------------------------------------------------------------------------------------------------------------------------
Spain - 4.1%             Airlines - 0.2%                     92,961  Iberia Lineas Aereas de Espana                          453,345
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 1.2%             37,592  Banco Bilbao Vizcaya Argentaria SA                      881,251
                                                                  1  Banco Popular Espanol SA                                     17
                                                             77,731  Banco Santander SA                                    1,510,750
                                                                                                                       -------------
                                                                                                                           2,392,018
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -        12,704  ACS Actividades de Construccion y
                         0.4%                                        Servicios, SA                                           701,058
                                                                 52  Grupo Ferrovial SA                                        4,401
                                                                  8  Sacyr Vallehermoso SA                                       280
                                                                                                                       -------------
                                                                                                                             705,739
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services       2,800  Bolsas y Mercados Espanoles                             173,840
                         - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication        9,694  Telefonica SA                                           271,347
                         Services - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 1.3%           14,992  Endesa SA                                               857,034
                                                             23,829  Iberdrola SA                                          1,399,927
                                                              5,003  Iberdrola SA (c)                                        291,985
                                                                                                                       -------------
                                                                                                                           2,548,946
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.1%          2,400  Gamesa Corp. Tecnologica SA                              98,048
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities - 0.1%                 3,946  Gas Natural SDG SA                                      222,820
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Insurance - 0.2%                    97,759  Corp. Mapfre SA                                   $     441,894
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.0%                     1,377  Zardoya Otis SA                                          42,746
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                         1,318  Gestevision Telecinco SA                                 34,600
                                                                979  Promotora de Informaciones SA                            19,335
                                                                  3  Sogecable SA (c)                                            109
                                                             11,200  Vertice Trescientos Sesenta Grados (c)                    2,396
                                                                                                                       -------------
                                                                                                                              56,440
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.0%               2,192  Acerinox SA                                              65,952
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable                6,273  Repsol YPF SA                                           224,071
                         Fuels - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.3%                       8,590  Altadis SA                                              604,359
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Spain                          8,301,565
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.2%            Airlines - 0.0%                        800  SAS AB (c)                                               14,339
                         -----------------------------------------------------------------------------------------------------------
                         Building Products - 0.0%                14  Assa Abloy AB Series B                                      291
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.2%             12,700  Nordea Bank AB                                          221,320
                                                              5,515  Skandinaviska Enskilda Banken AB
                                                                     Class A                                                 179,295
                                                                                                                       -------------
                                                                                                                             400,615
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies          48  Securitas AB                                                633
                         - 0.0%                               4,368  Securitas Systems AB                                     16,132
                                                                                                                       -------------
                                                                                                                              16,765
                         -----------------------------------------------------------------------------------------------------------
                         Communications Equipment - 0.4%    206,112  Telefonaktiebolaget LM Ericsson                         825,203
                         -----------------------------------------------------------------------------------------------------------
                         Construction &Engineering -             84  Skanska AB Class B                                        1,665
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Consumer                    48  Securitas Direct AB (c)                                     141
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       25,005  TeliaSonera AB                                          226,027
                         Services - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.0%        419  Axfood AB                                                14,142
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &                 69  Getinge AB Class B                                        1,670
                         Supplies - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.1%            3,420  Electrolux AB                                            72,443
                                                              3,410  Husqvarna AB                                             44,053
                                                                                                                       -------------
                                                                                                                             116,496
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 1.2%                     1,200  Alfa Laval AB                                            77,187
                                                              5,120  Atlas Copco AB                                           81,836
                                                             34,285  Atlat Copco AB                                          593,221
                                                              9,996  SKB AB                                                  210,574
                                                             49,612  Sandvik AB                                            1,064,363

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              4,427  Scania AB                                         $     107,857
                                                              6,375  Volvo AB A Shares                                       110,799
                                                             13,133  Volvo AB B Shares                                       228,764
                                                                                                                       -------------
                                                                                                                           2,474,601
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                             4  Modern Times Group AB                                       258
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.1%               3,243  Boliden AB                                               69,071
                                                              2,443  SSAB Svenskt Stal AB Series A                            90,417
                                                              1,073  SSAB Svenskt Stal AB Series B                            36,632
                                                                                                                       -------------
                                                                                                                             196,120
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.0%         900  Svenska Cellulosa AB                                     16,794
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &             2,160  Castellum AB                                             26,899
                         Development - 0.0%                   2,036  Fabege AB                                                24,249
                                                              1,645  Kungsleden AB                                            21,188
                                                                421  Wihlborgs Fastigheter AB                                  7,807
                                                                                                                       -------------
                                                                                                                              80,143
                         -----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 0.1%              3,675  Hennes & Mauritz AB B Shares                            232,963
                         -----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.0%                       3,451  Swedish Match AB                                         71,761
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Sweden                         4,689,994
------------------------------------------------------------------------------------------------------------------------------------
Switzerland - 6.6%       Auto Components - 0.5%               1,812  Rieter Holding AG                                       980,511
                         -----------------------------------------------------------------------------------------------------------
                         Building Products - 0.1%             1,361  Geberit AG                                              178,037
                         -----------------------------------------------------------------------------------------------------------
                         Capital Markets - 1.1%              28,527  Credit Suisse Group                                   1,894,041
                                                              3,927  UBS AG                                                  211,149
                                                                                                                       -------------
                                                                                                                           2,105,190
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.7%                         3  Ciba Specialty Chemicals AG
                                                                     Registered Shares                                           153
                                                                  1  Clariant AG                                                  12
                                                              9,370  Lonza Group AG Registered Shares                      1,022,109
                                                              1,404  Syngenta AG                                             302,688
                                                                                                                       -------------
                                                                                                                           1,324,962
                         -----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 0.0%       2,230  Logitech International SA (c)                            66,388
                         -----------------------------------------------------------------------------------------------------------
                         Construction Materials - 0.4%        6,224  Holcim Ltd.                                             687,487
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.4%         27,730  ABB Ltd.                                                730,269
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.6%                 2,708  Nestle SA Registered Shares                           1,216,478
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              1,426  Sonova Holding AG                                       143,059
                         Supplies - 0.2%                        440  Straumann Holding AG Registered Shares                  123,582

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                  7  Synthes, Inc.                                     $         783
                                                                                                                       -------------
                                                                                                                             267,424
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.7%                       450  Swiss Life Holding                                      116,728
                                                              6,222  Swiss Reinsurance Registered Shares                     554,195
                                                              1,944  Zurich Financial Services AG                            583,158
                                                                                                                       -------------
                                                                                                                           1,254,081
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.0%                        16  Schindler Holding AG                                      1,010
                         -----------------------------------------------------------------------------------------------------------
                         Marine - 0.0%                            1  Kuehne & Nagel International AG                              98
                         -----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 1.2%               9,324  Novartis AG Registered Shares                           514,552
                                                             10,127  Roche Holding AG                                      1,836,212
                                                                                                                       -------------
                                                                                                                           2,350,764
                         -----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury           5,110  Compagnie Financiere Richemont AG                       338,618
                         Goods - 0.7%                         2,547  The Swatch Group Ltd. Bearer Shares                     835,692
                                                              2,127  The Swatch Group Ltd. Registered Shares                 136,197
                                                                                                                       -------------
                                                                                                                           1,310,507
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Switzerland                   12,473,206
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom - 20.8%   Aerospace & Defense - 0.6%          87,722  BAE Systems Plc                                         885,727
                                                             15,313  Cobham Plc                                               60,781
                                                             22,950  Rolls-Royce Group Plc                                   245,343
                                                                                                                       -------------
                                                                                                                           1,191,851
                         -----------------------------------------------------------------------------------------------------------
                         Airlines - 0.0%                      6,709  British Airways Plc (c)                                  52,607
                         -----------------------------------------------------------------------------------------------------------
                         Beverages - 0.5%                    28,660  Diageo Plc                                              629,774
                                                             11,407  SABMiller Plc                                           324,874
                                                              5,102  Scottish & Newcastle Plc                                 63,832
                                                                                                                       -------------
                                                                                                                           1,018,480
                         -----------------------------------------------------------------------------------------------------------
                         Capital Markets - 0.4%              10,035  Amvescap Plc                                            135,816
                                                                  1  ICAP Plc                                                     11
                                                              4,846  Investec Plc                                             50,764
                                                             11,708  Man Group Plc                                           132,588
                                                             10,280  Schroders Plc                                           291,725
                                                                                                                       -------------
                                                                                                                             610,904
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.2%                    20,293  Imperial Chemical Industries Plc                        270,706
                                                              2,783  Johnson Matthey Plc                                      94,919
                                                                                                                       -------------
                                                                                                                             365,625
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 4.0%            161,978  Barclays Plc                                          1,973,523
                                                             54,605  HBOS Plc                                              1,021,693
                                                            164,293  HSBC Holdings Plc                                     3,040,409

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                             61,145  Lloyds TSB Group Plc                              $     678,680
                                                            111,756  Royal Bank of Scotland Group Plc                      1,200,424
                                                                                                                       -------------
                                                                                                                           7,914,729
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services & Supplies      19,171  Biffa Plc                                                86,881
                         - 0.2%                               1,782  Davis Service Group Plc                                  19,524
                                                              8,329  Experian Group Ltd.                                      88,102
                                                              1,544  Group 4 Securicor Plc                                     6,381
                                                                  1  Hays Plc                                                      3
                                                              8,681  Intertek Group Plc                                      168,199
                                                              3,802  Michael Page International Plc                           32,088
                                                                                                                       -------------
                                                                                                                             401,178
                         -----------------------------------------------------------------------------------------------------------
                         Construction &                       4,064  Amec Plc                                                 61,614
                         Engineering - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       86,785  BT Group Plc                                            545,114
                         Services - 0.3%
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 1.1%           70,038  British Energy Group Plc                                765,924
                                                             43,532  Scottish & Southern Energy Plc                        1,345,790
                                                                                                                       -------------
                                                                                                                           2,111,714
                         -----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &               5,880  Electrocomponents Plc                                    30,648
                         Instruments - 0.0%                   3,829  Premier Farnell Plc                                      12,397
                                                                                                                       -------------
                                                                                                                              43,045
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.2%     27,616  J Sainsbury Plc                                         326,300
                                                             10,700  Tesco Plc                                                96,161
                                                                                                                       -------------
                                                                                                                             422,461
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.9%                26,563  Cadbury Schweppes Plc                                   308,152
                                                             46,343  Unilever Plc                                          1,464,930
                                                                                                                       -------------
                                                                                                                           1,773,082
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              1,999  SSL International Plc                                    17,382
                         Supplies - 0.1%                     20,773  Smith & Nephew Plc                                      253,946
                                                                                                                       -------------
                                                                                                                             271,328
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure -     26,160  Compass Group Plc                                       161,640
                         0.2%                                 6,696  Enterprise Inns Plc                                      81,104
                                                              2,522  Whitbread Plc                                            83,695
                                                                                                                       -------------
                                                                                                                             326,439
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.0%            1,137  Berkeley Group Holdings Plc                              33,359
                                                              1,469  Bovis Homes Group Plc                                    19,656
                                                                                                                       -------------
                                                                                                                              53,015
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Independent Power Producers         18,998  International Power Plc                           $     175,400
                         & Energy Traders - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.0%      2,604  Cookson Group Plc                                        40,651
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.5%                    15,390  Friends Provident Plc                                    54,159
                                                            111,494  Legal & General Group Plc                               304,763
                                                             65,950  Old Mutual Plc                                          216,298
                                                                562  Prudential Plc                                            8,641
                                                              8,605  Resolution Plc                                          120,159
                                                             40,586  Royal & Sun Alliance Insurance Group                    128,295
                                                             26,416  Standard Life Plc                                       155,926
                                                                                                                       -------------
                                                                                                                             988,241
                         -----------------------------------------------------------------------------------------------------------
                         Internet & Catalog Retail -          8,760  Home Retail Group                                        66,808
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.1%                     2,243  Charter Plc (c)                                          54,290
                                                             10,762  Invensys Plc                                             68,314
                                                                                                                       -------------
                                                                                                                             122,604
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.8%                         2,914  Emap Plc                                                 52,406
                                                             50,182  ITV Plc                                                 105,342
                                                                188  Pearson Plc                                               2,914
                                                             86,479  Reed Elsevier Plc                                     1,093,461
                                                              6,658  Reuters Group Plc                                        87,591
                                                             14,815  WPP Group Plc                                           200,661
                                                                                                                       -------------
                                                                                                                           1,542,375
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.9%              19,168  Anglo American Plc                                    1,289,867
                                                             30,104  BHP Billiton Plc                                      1,077,871
                                                             14,405  Rio Tinto Plc Registered Shares                       1,246,099
                                                              3,223  Xstrata Plc                                             213,917
                                                                                                                       -------------
                                                                                                                           3,827,754
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities - 0.2%              26,961  National Grid Plc                                       432,470
                         -----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 0.1%              2,882  Next Plc                                                115,808
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable               50,238  BG Group Plc                                            869,575
                         Fuels - 3.9%                       235,114  BP Plc                                                2,729,912
                                                            100,101  Royal Dutch Shell Plc Class B                         4,120,697
                                                                                                                       -------------
                                                                                                                           7,720,184
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 1.9%              39,108  AstraZeneca Plc                                   $   1,959,561
                                                             69,069  GlaxoSmithKline Plc                                   1,832,852
                                                                                                                       -------------
                                                                                                                           3,792,413
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Investment               3,071  Brixton Plc                                              22,761
                         Trusts (REITs) - 0.3%                3,270  Hammerson Plc                                            78,411
                                                              9,512  Land Securities Group Plc                               327,342
                                                              8,480  Liberty International Plc                               197,964
                                                              4,987  Segro Plc                                                50,966
                                                                                                                       -------------
                                                                                                                             677,444
                         -----------------------------------------------------------------------------------------------------------
                         Road & Rail - 0.1%                   2,389  Arriva Plc                                               37,759
                                                              5,583  Firstgroup Plc                                           78,646
                                                              1,664  National Express Group Plc                               42,114
                                                              5,495  Stagecoach Group Plc                                     25,549
                                                                                                                       -------------
                                                                                                                             184,068
                         -----------------------------------------------------------------------------------------------------------
                         Semiconductors &                    15,612  ARM Holdings Plc                                         49,191
                         Semiconductor Equipment - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 0.1%                  1  DSG International Plc                                         3
                                                             29,132  Kingfisher Plc                                          106,572
                                                                                                                       -------------
                                                                                                                             106,575
                         -----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel &                  5,378  Burberry Group Plc                                       72,292
                         Luxury Goods - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.4%                      16,278  British American Tobacco Plc                            583,498
                                                              6,064  Imperial Tobacco Group Plc                              278,039
                                                                                                                       -------------
                                                                                                                             861,537
                         -----------------------------------------------------------------------------------------------------------
                         Water Utilities - 0.0%               2,684  Severn Trent Plc                                         77,429
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication         957,142  Vodafone Group Plc                                    3,456,411
                         Services - 1.7%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in
                                                                     the United Kingdom                                   41,472,841
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Europe - 66.4%               130,977,163
------------------------------------------------------------------------------------------------------------------------------------
Latin America
------------------------------------------------------------------------------------------------------------------------------------
Cayman Islands - 0.1%    Communications Equipment - 0.1%     54,959  Foxconn International Holdings Ltd. (c)                 150,585
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Latin
                                                                     America - 0.1%                                          150,585
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%           Energy Equipment & Services -            1  SeaDrill Ltd. (c)                                 $          22
                         0.0%
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in
                                                                     North America - 0.0%                                         22
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Australia - 5.4%         Air Freight & Logistics - 0.0%       6,605  Toll Holdings Ltd.                                       76,837
                         -----------------------------------------------------------------------------------------------------------
                         Airlines - 0.0%                     11,059  Qantas Airways Ltd.                                      54,758
                         -----------------------------------------------------------------------------------------------------------
                         Beverages - 0.0%                     1,840  Foster's Group Ltd.                                      10,662
                         -----------------------------------------------------------------------------------------------------------
                         Biotechnology - 0.2%                 3,343  CSL Ltd.                                                318,296
                         -----------------------------------------------------------------------------------------------------------
                         Capital Markets - 0.2%               4,821  Macquarie Bank Ltd.                                     361,056
                                                              3,094  Tower Australia Group Ltd. (c)                            6,287
                                                                                                                       -------------
                                                                                                                             367,343
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.5%                    33,600  Orica Ltd.                                              897,431
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.9%                227  Australia & New Zealand Banking
                                                                     Group Ltd.                                                5,982
                                                             16,017  Commonwealth Bank of Australia Ltd.                     801,454
                                                             11,803  National Australia Bank Ltd.                            415,899
                                                             26,687  Westpac Banking Corp.                                   674,901
                                                                                                                       -------------
                                                                                                                           1,898,236
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services &               17,483  Brambles Ltd.                                           228,980
                         Supplies - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -            21  Leighton Holdings Ltd.                                      960
                         0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Construction Materials - 0.1%       22,238  Boral Ltd.                                              141,880
                         -----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.0%       11,058  Amcor Ltd.                                               72,415
                         -----------------------------------------------------------------------------------------------------------
                         Distributors - 0.0%                  4,447  Pacific Brands Ltd.                                      12,233
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Consumer               143,227  ABC Learning Centres Ltd.                               834,998
                         Services - 0.4%
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial Services       2,110  Australian Stock Exchange Ltd.                          100,637
                         - 0.1%                               2,751  Babcock & Brown Ltd.                                     67,057
                                                              4,539  Challenger Financial Services
                                                                     Group Ltd.                                               24,972
                                                                                                                       -------------
                                                                                                                             192,666
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication            1  Telstra Corp. Ltd.                                            4
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.1%      5,673  Coles Myer Ltd.                                          77,523
                                                              9,691  Woolworths Ltd.                                         255,486
                                                                                                                       -------------
                                                                                                                             333,009
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Food Products - 0.0%                    86  Futuris Corp. Ltd.                                $         163
                                                             10,279  Goodman Fielder Ltd.                                     23,532
                                                                                                                       -------------
                                                                                                                              23,695
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              1,630  Ansell Ltd.                                              18,080
                         Supplies - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Providers &                  1  Mayne Group Ltd.                                              4
                         Services - 0.0%                        372  Sonic Healthcare Ltd.                                     5,149
                                                                                                                       -------------
                                                                                                                               5,153
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants & Leisure -        294  Aristocrat Leisure Ltd.                                   3,626
                         0.0%                                11,326  Tattersall's Ltd.                                        39,899
                                                                                                                       -------------
                                                                                                                              43,525
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.1%          1  CSR Ltd.                                                      3
                                                              4,794  Wesfarmers Ltd.                                         178,666
                                                                                                                       -------------
                                                                                                                             178,669
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.8%                    23,353  AMP Ltd.                                                218,413
                                                                  1  AXA Asia Pacific Holdings Ltd.                                7
                                                             44,643  QBE Insurance Group Ltd.                              1,338,953
                                                                442  Suncorp-Metway Ltd.                                       7,962
                                                                                                                       -------------
                                                                                                                           1,565,335
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.2%                        30,001  Fairfax Media Ltd.                                      125,653
                                                                  1  Macquarie Communications
                                                                     Infrastructure Group                                          5
                                                             11,935  Publishing and Broadcasting Ltd.                        208,633
                                                                                                                       -------------
                                                                                                                             334,291
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 1.2%                 468  Alumina Ltd.                                              2,965
                                                             43,621  BHP Billiton Ltd.                                     1,724,403
                                                              8,396  BlueScope Steel Ltd.                                     80,090
                                                                  1  Iluka Resources Ltd.                                          5
                                                             14,829  Newcrest Mining Ltd.                                    368,439
                                                              9,153  OneSteel Ltd.                                            56,041
                                                              5,605  Zinifex Ltd.                                             88,132
                                                                                                                       -------------
                                                                                                                           2,320,075
                         -----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 0.0%              6,468  Harvey Norman Holdings Ltd.                              34,207
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels -        1,616  Caltex Australia Ltd.                                    33,755
                         0.1%                                 9,864  Origin Energy Ltd.                                       90,154
                                                                  1  Paladin Resources Ltd. (c)                                    7
                                                                                                                       -------------
                                                                                                                             123,916
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.0%       5,545  PaperlinX Ltd.                                           14,958
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Real Estate Investment              17,055  CFS Retail Property Trust                         $      36,170
                         Trusts (REITs) - 0.4%                    1  Commonwealth Property Office Fund                             1
                                                            115,225  DB RREEF Trust                                          205,512
                                                             17,600  Goodman Group                                           107,916
                                                             12,512  ING Industrial Fund                                      31,420
                                                             20,733  Macquarie Office Trust                                   28,792
                                                              6,110  Multiplex Group                                          27,163
                                                                384  Stockland                                                 3,067
                                                             21,606  Westfield Group                                         416,034
                                                                                                                       -------------
                                                                                                                             856,075
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &               460  Lend Lease Corp., Ltd.                                    7,715
                         Development - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel &                  2,125  Billabong International Ltd.                             28,247
                         Luxury Goods - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Transportation Infrastructure -      6,337  Macquarie Airports Group                                 24,461
                         0.0%                                 5,106  Macquarie Infrastructure Group                           14,136
                                                             13,200  Transurban Group                                         85,505
                                                                                                                       -------------
                                                                                                                             124,102
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Australia                     11,118,751
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.8%         Commercial Banks - 0.1%                503  BOC Hong Kong Holdings Ltd.                               1,275
                                                              8,000  Hang Seng Bank Ltd.                                     142,117
                                                                                                                       -------------
                                                                                                                             143,392
                         -----------------------------------------------------------------------------------------------------------
                         Distributors - 0.1%                 28,000  Li & Fung Ltd.                                          118,860
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial               14,000  Hong Kong Exchanges and
                         Services - 0.2%                             Clearing Ltd.                                           427,896
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 0.1%            6,000  Cheung Kong Infrastructure
                                                                     Holdings Ltd.                                            22,537
                                                             18,000  HongKong Electric Holdings Ltd.                          93,544
                                                                                                                       -------------
                                                                                                                             116,081
                         -----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &               6,500  Kingboard Chemical Holdings Ltd.                         41,389
                         Instruments - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Food Products - 0.0%                24,000  Tingyi (Cayman Islands) Holding
                                                                     Corp.                                                    37,480
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities - 0.0%                 1,000  The Hong Kong & China Gas Ltd.                            2,328
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.0%              564  Techtronic Industries Co.                                   643
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.2%     27,000  Hutchison Whampoa Ltd.                                  288,795
                         -----------------------------------------------------------------------------------------------------------
                         Internet Software & Services -       1,000  Tencent Holdings Ltd.                                     6,457
                         0.0%
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Marine - 0.0%                          159  Orient Overseas International Ltd.                $       1,513
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                         3,000  Television Broadcasts Ltd.                               18,022
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Investment                 500  The Link REIT                                             1,100
                         Trusts (REITs) - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &            59,000  Hang Lung Properties Ltd.                               264,116
                         Development - 0.7%                  11,000  Henderson Land Development Co., Ltd.                     87,235
                                                              9,000  Hysan Development Co. Ltd.                               24,949
                                                              8,000  Kerry Properties Ltd.                                    61,437
                                                             25,686  Shui On Land Ltd.                                        31,257
                                                            126,000  Sino Land Co.                                           313,466
                                                             20,000  Sun Hung Kai Properties Ltd.                            337,027
                                                             11,000  Swire Pacific Ltd. Class A                              133,364
                                                             15,000  Wharf Holdings Ltd.                                      73,709
                                                                                                                       -------------
                                                                                                                           1,326,560
                         -----------------------------------------------------------------------------------------------------------
                         Semiconductors &                     2,000  ASM Pacific Technology Ltd.                              17,688
                         Semiconductor Equipment - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 0.4%             51,000  Esprit Holdings Ltd.                                    810,216
                         -----------------------------------------------------------------------------------------------------------
                         Transportation                       7,321  Hopewell Holdings Ltd.                                   34,939
                         Infrastructure - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication          19,000  Hutchison Telecommunications
                         Services - 0.0%                             International Ltd.                                       26,396
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Hong Kong                      3,419,755
------------------------------------------------------------------------------------------------------------------------------------
Japan - 18.7%            Airlines - 0.0%                      8,000  All Nippon Airways Co., Ltd.                             31,202
                         -----------------------------------------------------------------------------------------------------------
                         Auto Components - 0.2%               2,500  Aisin Seiki Co., Ltd.                                    99,900
                                                              2,000  Bridgestone Corp.                                        44,226
                                                              3,000  Denso Corp.                                             113,089
                                                              2,100  Sumitomo Rubber Industries, Ltd.                         26,400
                                                                800  Tokai Rika Co. Ltd.                                      22,287
                                                              2,500  Toyota Industries Corp.                                 107,735
                                                                                                                       -------------
                                                                                                                             413,637
                         -----------------------------------------------------------------------------------------------------------
                         Automobiles - 1.5%                  20,200  Honda Motor Co., Ltd.                                   678,814
                                                             29,400  Nissan Motor Co., Ltd.                                  294,601
                                                             33,100  Toyota Motor Corp.                                    1,953,754
                                                              2,300  Yamaha Motor Co., Ltd.                                   58,669
                                                                                                                       -------------
                                                                                                                           2,985,838
                         -----------------------------------------------------------------------------------------------------------
                         Beverages - 0.7%                    70,400  Asahi Breweries Ltd.                                  1,072,563
                                                              6,400  Coca-Cola West Holdings Co., Ltd.                       150,437
                                                                700  ITO EN, Ltd.                                             17,064
                                                              7,000  Kirin Holdings Co., Ltd.                                 92,630
                                                                                                                       -------------
                                                                                                                           1,332,694
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Building Products - 0.1%             3,000  Asahi Glass Co., Ltd.                             $      40,352
                                                              3,400  Daikin Industries Ltd.                                  163,688
                                                                100  JS Group Corp.                                            1,739
                                                              2,000  Sanwa Holdings Corp.                                     11,213
                                                                                                                       -------------
                                                                                                                             216,992
                         -----------------------------------------------------------------------------------------------------------
                         Capital Markets - 0.3%              17,000  Daiwa Securities Group, Inc.                            161,912
                                                                400  Jafco Co., Ltd.                                          14,835
                                                              1,100  Matsui Securities Co., Ltd.                               8,427
                                                             27,300  Nomura Holdings, Inc.                                   457,753
                                                                  1  SBI E*trade Securities Co. Ltd.                             949
                                                                  1  SBI Holdings, Inc.                                          262
                                                                                                                       -------------
                                                                                                                             644,138
                         -----------------------------------------------------------------------------------------------------------
                         Chemicals - 0.6%                    11,000  Asahi Kasei Corp.                                        88,870
                                                             37,000  Dainippon Ink and Chemicals, Inc.                       163,958
                                                              5,000  Denki Kagaku Kogyo Kabushiki Kaisha                      28,076
                                                              2,300  JSR Corp.                                                56,366
                                                              4,000  Kaneka Corp.                                             33,639
                                                              4,500  Kuraray Co., Ltd.                                        57,002
                                                             14,500  Mitsubishi Chemical Holdings Corp.                      126,235
                                                              2,000  Nippon Kayaku Co., Ltd.                                  16,646
                                                              1,000  Nippon Shokubai Co., Ltd.                                 9,733
                                                              2,000  Nissan Chemical Industries Ltd.                          24,690
                                                              6,600  Shin-Etsu Chemical Co., Ltd.                            456,223
                                                             13,000  Showa Denko KK                                           49,232
                                                              9,000  Teijin Ltd.                                              43,956
                                                             12,000  Ube Industries Ltd.                                      42,519
                                                                                                                       -------------
                                                                                                                           1,197,145
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 2.5%              9,000  The 77 Bank Ltd.                                         60,567
                                                             15,000  The Bank of Yokohama Ltd.                               103,556
                                                             13,000  Chuo Mitsui Trust Holdings, Inc.                        101,406
                                                              4,454  Fukuoka Financial Group, Inc.                            26,096
                                                              4,000  The Gunma Bank Ltd.                                      26,675
                                                              5,000  The Hachijuni Bank Ltd.                                  35,999
                                                              6,000  The Hiroshima Bank Ltd.                                  32,751
                                                             16,000  Hokuhoku Financial Group, Inc.                           45,271
                                                              7,000  The Joyo Bank Ltd.                                       39,063
                                                                 42  Mitsubishi UFJ Financial Group, Inc.                    369,303
                                                                220  Mizuho Financial Group, Inc.                          1,254,516
                                                                114  Resona Holdings, Inc.                                   195,516
                                                            362,000  Shinsei Bank Ltd.                                     1,140,852

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              7,000  The Shizuoka Bank Ltd.                            $      68,010
                                                                159  Sumitomo Mitsui Financial Group, Inc.                 1,238,889
                                                             24,000  The Sumitomo Trust & Banking Co., Ltd.                  181,570
                                                              2,000  Suruga Bank Ltd.                                         24,429
                                                                                                                       -------------
                                                                                                                           4,944,469
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Services &                1,200  Kokuyo Co., Ltd.                                         12,474
                         Supplies - 0.1%                        300  Meitec Corp.                                              8,802
                                                              5,000  Secom Co., Ltd.                                         240,717
                                                              6,000  Toppan Printing Co., Ltd.                                61,794
                                                                                                                       -------------
                                                                                                                             323,787
                         -----------------------------------------------------------------------------------------------------------
                         Computers & Peripherals - 0.7%     149,000  Fujitsu Ltd.                                          1,053,306
                                                                900  Mitsumi Electric Co., Ltd.                               36,747
                                                             25,000  NEC Corp.                                               121,447
                                                              1,300  Seiko Epson Corp.                                        32,199
                                                             27,000  Toshiba Corp.                                           252,218
                                                                                                                       -------------
                                                                                                                           1,495,917
                         -----------------------------------------------------------------------------------------------------------
                         Construction & Engineering -         1,000  COMSYS Holdings Corp.                                    10,969
                         0.0%                                 3,000  JGC Corp.                                                57,851
                                                              1,000  Kinden Corp.                                              9,141
                                                              3,000  Nishimatsu Construction Co., Ltd.                         9,063
                                                              7,000  Obayashi Corp.                                           32,421
                                                             11,000  Taisei Corp.                                             31,890
                                                              1,000  Toda Corp.                                                5,276
                                                                                                                       -------------
                                                                                                                             156,611
                         -----------------------------------------------------------------------------------------------------------
                         Construction Materials - 0.0%        5,000  Sumitomo Osaka Cement Co., Ltd.                          12,319
                         -----------------------------------------------------------------------------------------------------------
                         Consumer Finance - 0.6%                950  Aiful Corp.                                              14,887
                                                             29,500  Credit Saison Co., Ltd.                                 760,197
                                                                600  Hitachi Capital Corp.                                     7,548
                                                              1,130  ORIX Corp.                                              257,746
                                                              4,390  Takefuji Corp.                                           87,139
                                                                                                                       -------------
                                                                                                                           1,127,517
                         -----------------------------------------------------------------------------------------------------------
                         Containers & Packaging - 0.0%          100  Toyo Seikan Kaisha Ltd.                                   1,885
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Financial                  500  Diamond Lease Co., Ltd.                                  16,585
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication           39  Nippon Telegraph & Telephone Corp.                $     182,327
                         Services - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Electric Utilities - 0.4%            5,400  Chubu Electric Power Co., Inc.                          139,860
                                                              8,000  The Kansai Electric Power Co., Inc.                     182,823
                                                                100  Tohoku Electric Power Co., Inc.                           2,137
                                                             15,800  The Tokyo Electric Power Co., Inc.                      398,903
                                                                                                                       -------------
                                                                                                                             723,723
                         -----------------------------------------------------------------------------------------------------------
                         Electrical Equipment - 0.4%         19,000  Furukawa Electric Co., Ltd.                              92,961
                                                              4,000  Matsushita Electric Works Ltd.                           48,231
                                                             25,000  Mitsubishi Electric Corp.                               313,411
                                                             18,500  Sumitomo Electric Industries Ltd.                       294,737
                                                                                                                       -------------
                                                                                                                             749,340
                         -----------------------------------------------------------------------------------------------------------
                         Electronic Equipment &               2,000  Alps Electric Co., Ltd.                                  24,063
                         Instruments - 1.4%                   3,630  Citizens Holding Co. Ltd.                                36,532
                                                              2,000  Dainippon Screen Manufacturing Co., Ltd.                 12,049
                                                              9,700  Fuji Photo Film Co., Ltd.                               448,413
                                                                300  Hirose Electric Co., Ltd.                                36,486
                                                            203,000  Hitachi Ltd.                                          1,351,978
                                                             15,000  Hoya Corp.                                              511,905
                                                                700  Ibiden Co., Ltd.                                         58,930
                                                                800  Kyocera Corp.                                            75,010
                                                                200  Mabuchi Motor Co., Ltd.                                  13,041
                                                              1,200  Murata Manufacturing Co., Ltd.                           86,502
                                                                100  Nidec Corp.                                               6,991
                                                              7,000  Oki Electric Industry Co., Ltd.                          12,066
                                                                400  TDK Corp.                                                35,102
                                                                                                                       -------------
                                                                                                                           2,709,068
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples Retailing - 0.5%      6,800  Aeon Co., Ltd.                                           96,081
                                                                400  Circle K Sunkus Co., Ltd.                                 6,216
                                                                800  FamilyMart Co., Ltd.                                     20,859
                                                                800  Lawson, Inc.                                             25,282
                                                             25,900  Matsumotokiyoshi Co., Ltd.                              479,149
                                                              6,536  Seven & I Holdings Co. Ltd.                             168,144
                                                             15,000  UNY Co., Ltd.                                           130,719
                                                                                                                       -------------
                                                                                                                             926,450
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Food Products - 0.2%                   700  House Foods Corp.                                 $      12,219
                                                              3,000  Meiji Dairies Corp.                                      16,950
                                                              4,000  Meiji Seika Kaisha Ltd.                                  20,128
                                                             54,000  Nichirei Corp.                                          247,752
                                                              1,000  Nippon Meat Packers, Inc.                                11,109
                                                              2,000  Nisshin Seifun Group, Inc.                               18,822
                                                                900  QP Corp.                                                  8,235
                                                              1,000  Toyo Suisan Kaisha, Ltd.                                 18,805
                                                                900  Yakult Honsha Co., Ltd.                                  20,489
                                                              1,000  Yamazaki Baking Co., Ltd.                                 7,504
                                                                                                                       -------------
                                                                                                                             382,013
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Providers &                400  Alfresa Holdings Corp.                                   25,526
                         Services - 0.0%                      2,000  Mediceo Paltac Holdings Co. Ltd.                         30,575
                                                                900  Suzuken Co., Ltd.                                        30,323
                                                                                                                       -------------
                                                                                                                              86,424
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables - 1.4%            2,800  Casio Computer Co., Ltd.                                 40,124
                                                             49,000  Matsushita Electric Industrial Co., Ltd.                919,297
                                                             76,500  Pioneer Corp.                                           938,393
                                                             92,000  Sanyo Electric Co., Ltd. (c)                            151,378
                                                              6,000  Sekisui Chemical Co., Ltd.                               44,034
                                                             15,000  Sony Corp.                                              727,376
                                                                                                                       -------------
                                                                                                                           2,820,602
                         -----------------------------------------------------------------------------------------------------------
                         IT Services - 0.1%                      19  NTT Data Corp.                                           84,691
                                                                400  TIS, Inc.                                                 7,800
                                                                                                                       -------------
                                                                                                                              92,491
                         -----------------------------------------------------------------------------------------------------------
                         Insurance - 0.3%                    13,033  Millea Holdings, Inc.                                   524,202
                                                             15,000  Mitsui Sumitomo Insurance Co., Ltd.                     176,163
                                                                                                                       -------------
                                                                                                                             700,365
                         -----------------------------------------------------------------------------------------------------------
                         Internet Software &                      1  Yahoo! Japan Corp.                                          379
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Machinery - 0.6%                     2,500  Fanuc Ltd.                                              254,864
                                                                800  GLORY Ltd.                                               25,421
                                                              3,000  Hino Motors Ltd.                                         22,931
                                                              1,300  Hitachi Construction Machinery Co., Ltd.                 51,948
                                                              2,500  JTEKT Corp.                                              44,073

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                                                              2,000  Kawasaki Heavy Industries Ltd.                    $       7,835
                                                             11,800  Komatsu Ltd.                                            396,535
                                                              1,000  Komori Corp.                                             24,507
                                                              2,000  Kubota Corp.                                             16,472
                                                             23,000  Mitsubishi Heavy Industries Ltd.                        150,377
                                                              4,000  NGK Insulators Ltd.                                     128,847
                                                              2,000  OKUMA Corp.                                              29,182
                                                              7,000  Sumitomo Heavy Industries Ltd.                           90,132
                                                              1,600  THK Co., Ltd.                                            33,779
                                                                                                                       -------------
                                                                                                                           1,276,903
                         -----------------------------------------------------------------------------------------------------------
                         Marine - 0.1%                        1,000  Kawasaki Kisen Kaisha Ltd.                               14,687
                                                             14,000  Mitsui OSK Lines Ltd.                                   226,823
                                                              3,000  Nippon Yusen Kabushiki Kaisha                            29,304
                                                                                                                       -------------
                                                                                                                             270,814
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                             1  Fuji Television Network, Inc.                             2,011
                         -----------------------------------------------------------------------------------------------------------
                         Metals & Mining - 0.8%               4,000  Dowa Mining Co., Ltd.                                    50,668
                                                              7,600  JFE Holdings, Inc.                                      538,580
                                                              6,000  Mitsui Mining & Smelting Co., Ltd.                       25,856
                                                              5,000  Nippon Light Metal Co., Ltd.                             11,013
                                                             76,000  Nippon Steel Corp.                                      547,181
                                                             11,000  Nisshin Steel Co., Ltd.                                  49,606
                                                             37,300  Sumitomo Metal Industries Ltd.                          217,568
                                                              7,000  Sumitomo Metal Mining Co., Ltd.                         170,026
                                                                900  Tokyo Steel Manufacturing Co., Ltd.                      13,978
                                                                                                                       -------------
                                                                                                                           1,624,476
                         -----------------------------------------------------------------------------------------------------------
                         Multiline Retail - 0.0%                100  Isetan Co., Ltd.                                          1,349
                         -----------------------------------------------------------------------------------------------------------
                         Office Electronics - 0.5%           13,200  Canon, Inc.                                             720,533
                                                              9,000  Ricoh Co., Ltd.                                         190,397
                                                                                                                       -------------
                                                                                                                             910,930
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable Fuels -            1  Inpex Holdings, Inc.                                     10,273
                         0.1%                                 3,500  Nippon Mining Holdings, Inc.                             35,163
                                                             16,000  Nippon Oil Corp.                                        148,627
                                                              2,500  Showa Shell Sekiyu KK                                    32,146
                                                              4,000  TonenGeneral Sekiyu KK                                   40,221
                                                                                                                       -------------
                                                                                                                             266,430
                         -----------------------------------------------------------------------------------------------------------
                         Paper & Forest Products - 0.0%           2  Nippon Paper Group, Inc.                                  6,181
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Personal Products - 0.0%               300  Aderans Co., Ltd.                                 $       6,281
                                                                300  Kose Corp.                                                7,966
                                                                                                                       -------------
                                                                                                                              14,247
                         -----------------------------------------------------------------------------------------------------------
                         Pharmaceuticals - 1.3%              27,900  Astellas Pharma, Inc.                                 1,338,345
                                                              5,700  Daiichi Sankyo Co. Ltd.                                 171,201
                                                                900  Eisai Co., Ltd.                                          42,546
                                                              4,000  Kyowa Hakko Kogyo Co., Ltd.                              41,196
                                                                700  Santen Pharmaceutical Co., Ltd.                          17,521
                                                              2,000  Taisho Pharmaceutical Co., Ltd.                          39,351
                                                             12,800  Takeda Pharmaceutical Co., Ltd.                         900,396
                                                                                                                       -------------
                                                                                                                           2,550,556
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &             1,600  Leopalace21 Corp.                                        52,514
                         Development - 0.2%                  15,000  Mitsubishi Estate Co., Ltd.                             429,635
                                                                                                                       -------------
                                                                                                                             482,149
                         -----------------------------------------------------------------------------------------------------------
                         Road & Rail - 0.5%                      20  Central Japan Railway Co.                               212,423
                                                                 43  East Japan Railway Co.                                  339,163
                                                              6,000  Keio Electric Railway Co., Ltd.                          37,400
                                                              3,000  Keisei Electric Railway Co., Ltd.                        16,637
                                                              1,000  Kintetsu Corp.                                            3,108
                                                             10,000  Nippon Express Co., Ltd.                                 49,711
                                                              8,000  Odakyu Electric Railway Co., Ltd.                        51,608
                                                              2,000  Seino Holdings Corp.                                     18,474
                                                              9,000  Tobu Railway Co., Ltd.                                   42,311
                                                             14,000  Tokyu Corp.                                              91,412
                                                                 24  West Japan Railway Co.                                  114,500
                                                                                                                       -------------
                                                                                                                             976,747
                         -----------------------------------------------------------------------------------------------------------
                         Semiconductors &                       600  Advantest Corp.                                          18,700
                         Semiconductor Equipment - 0.1%         500  NEC Electronics Corp. (c)                                14,365
                                                                200  Rohm Co., Ltd.                                           17,673
                                                              1,000  Sanken Electric Co., Ltd.                                 4,901
                                                              1,500  Sumco Corp.                                              61,115
                                                              1,200  Tokyo Electron Ltd.                                      76,055
                                                                                                                       -------------
                                                                                                                             192,809
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
                         Software - 0.7%                     13,100  Konami Corp.                                      $     356,967
                                                              1,600  Nintendo Co., Ltd.                                      832,978
                                                                100  Oracle Corp. Japan                                        4,571
                                                              4,500  Trend Micro, Inc.                                       194,707
                                                                                                                       -------------
                                                                                                                           1,389,223
                         -----------------------------------------------------------------------------------------------------------
                         Specialty Retail - 0.0%                200  Autobacs Seven Co., Ltd.                                  5,197
                                                                 10  USS Co., Ltd.                                               657
                                                                                                                       -------------
                                                                                                                               5,854
                         -----------------------------------------------------------------------------------------------------------
                         Textiles, Apparel & Luxury           2,000  Onward Holdings Co. Ltd.                                 20,232
                         Goods - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Tobacco - 0.0%                           3  Japan Tobacco, Inc.                                      16,480
                         -----------------------------------------------------------------------------------------------------------
                         Trading Companies &                    800  Hitachi High-Technologies Corp.                          18,317
                         Distributors - 1.0%                 19,000  Itochu Corp.                                            230,749
                                                             21,000  Marubeni Corp.                                          192,696
                                                             28,300  Mitsubishi Corp.                                        896,809
                                                             18,000  Mitsui & Co., Ltd.                                      437,209
                                                             15,200  Sumitomo Corp.                                          293,771
                                                                                                                       -------------
                                                                                                                           2,069,551
                         -----------------------------------------------------------------------------------------------------------
                         Wireless Telecommunication              30  KDDI Corp.                                              222,522
                         Services - 0.7%                        805  NTT DoCoMo, Inc.                                      1,149,349
                                                                200  Softbank Corp.                                            3,691
                                                                                                                       -------------
                                                                                                                           1,375,562
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Japan                         37,726,422
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.1%       Construction Materials - 0.0%        6,585  Fletcher Building Ltd.                                   63,325
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication       58,363  Telecom Corp. of New Zealand Ltd.                       197,696
                         Services - 0.1%
                         -----------------------------------------------------------------------------------------------------------
                         Hotels, Restaurants &                  165  Sky City Ltd.                                               654
                         Leisure - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Household Durables - 0.0%            2,277  Fisher & Paykel Appliances Holdings Ltd.                  6,143
                         -----------------------------------------------------------------------------------------------------------
                         Transportation                          44  Auckland International Airport Ltd.                         104
                         Infrastructure - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in New Zealand                      267,922
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                             Shares
                         Industry                              Held  Common Stocks                                         Value
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.9%         Airlines - 0.2%                     33,466  Singapore Airlines Ltd.                           $     419,029
                         -----------------------------------------------------------------------------------------------------------
                         Commercial Banks - 0.3%             10,000  DBS Group Holdings Ltd.                                 145,406
                                                             53,134  Oversea-Chinese Banking Corp.                           318,339
                                                              8,000  United Overseas Bank Ltd.                               119,017
                                                                                                                       -------------
                                                                                                                             582,762
                         -----------------------------------------------------------------------------------------------------------
                         Distributors - 0.0%                  2,099  Jardine Cycle & Carriage Ltd.                            26,140
                         -----------------------------------------------------------------------------------------------------------
                         Diversified Telecommunication        2,716  Singapore Telecommunications Ltd.                         7,350
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Food & Staples                       7,000  Olam International Ltd.                                  14,796
                         Retailing - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Providers &              7,000  Parkway Holdings Ltd.                                    19,980
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Industrial Conglomerates - 0.3%     68,528  Fraser and Neave Ltd.                                   262,948
                                                              5,000  Haw Par Corp. Ltd.                                       27,264
                                                             14,912  Keppel Corp. Ltd.                                       144,553
                                                             12,000  SembCorp Industries Ltd.                                 52,104
                                                                                                                       -------------
                                                                                                                             486,869
                         -----------------------------------------------------------------------------------------------------------
                         Marine - 0.0%                       10,000  Cosco Corp. (Singapore) Ltd.                             40,054
                                                              1,000  Neptune Orient Lines Ltd.                                 3,568
                                                                                                                       -------------
                                                                                                                              43,622
                         -----------------------------------------------------------------------------------------------------------
                         Media - 0.0%                         1,000  Singapore Press Holdings Ltd.                             2,908
                         -----------------------------------------------------------------------------------------------------------
                         Oil, Gas & Consumable                3,000  Singapore Petroleum Co. Ltd.                             13,733
                         Fuels - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Investment              14,000  Capita Commercial Trust                                  26,765
                         Trusts (REITs) - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Real Estate Management &             4,884  Allgreen Properties Ltd.                                  6,313
                         Development - 0.1%                  22,000  CapitaLand Ltd.                                         120,700
                                                              2,000  City Developments Ltd.                                   21,811
                                                              5,000  Keppel Land Ltd.                                         27,937
                                                              8,000  UOL Group Ltd.                                           28,004
                                                              6,000  Wing Tai Holdings Ltd.                                   15,591
                                                                                                                       -------------
                                                                                                                             220,356
                         -----------------------------------------------------------------------------------------------------------
                         Road & Rail - 0.0%                   4,969  SMRT Corp. Ltd.                                           5,720
                         -----------------------------------------------------------------------------------------------------------
                         Semiconductors &                         1  Chartered Semiconductor
                         Semiconductor Equipment - 0.0%              Manufacturing Ltd. (c)                                        1
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in Singapore                      1,870,031
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks in the Pacific
                                                                     Basin/Asia - 26.9%                                   54,402,881
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Common Stocks
                                                                     (Cost - $150,299,588) - 93.4%                       185,530,651
------------------------------------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                         Industry                                    Exchange-Traded Funds                                 Value
------------------------------------------------------------------------------------------------------------------------------------
North America
------------------------------------------------------------------------------------------------------------------------------------
United States - 1.9%                                         45,940  iShares MSCI EAFE Index Fund (d)                  $   3,796,022
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Exchange-Traded Funds
                                                                     (Cost - $3,205,973) - 1.9%                            3,796,022
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%           Automobiles - 0.1%                   1,421  Volkswagen AG, 4.35%                                    195,535
                         -----------------------------------------------------------------------------------------------------------
                         Multi-Utilities - 0.1%               1,092  RWE AG, 3.50%                                           122,935
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Preferred Stocks
                                                                     (Cost - $156,181) - 0.2%                                318,470
------------------------------------------------------------------------------------------------------------------------------------

                                                                     Rights
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.0%           Diversified Financial               15,151  Fortis (f)                                               80,369
                         Services - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                         Health Care Equipment &              6,368  Omega Pharma SA (g)                                           0
                         Supplies - 0.0%
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Rights  (Cost - $51,241) - 0.0%                    80,369
------------------------------------------------------------------------------------------------------------------------------------

                                                               Face
                                                             Amount  Fixed Income Securities
------------------------------------------------------------------------------------------------------------------------------------
Europe
------------------------------------------------------------------------------------------------------------------------------------
France - 0.1%            Airlines - 0.0%             EUR     38,950  Societe Air France, 2.75% due 4/01/2020 (a)              78,533
                         -----------------------------------------------------------------------------------------------------------
                         Communications Equipment - 0.1%    113,260  Alcatel SA, 4.75% due 1/01/2011 (a)                     155,336
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in France                 233,869
------------------------------------------------------------------------------------------------------------------------------------
Luxembourg - 0.2%        Diversified Financial       USD     66,000  Glencore Finance
                         Services - 0.2%                             (Europe) SA, 4.125% due 10/06/2010 (a)                  362,043
                         -----------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Luxembourg             362,043
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in Europe - 0.3%          595,912
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.2%             Air Freight & Logistics -   JPY  3,000,000  Yamato Transport Yamtra Series 7, 1.20%
                         0.0%                                        due 9/30/2009 (a)                                        37,798
                         -----------------------------------------------------------------------------------------------------------
                         Gas Utilities - 0.0%             5,000,000  Tokyo Gas Co. Ltd. Series 5, 1.20%
                                                                     due 3/31/2009 (a)                                        68,741
                         -----------------------------------------------------------------------------------------------------------
                         Trading Companies &              5,000,000  Mitsubishi Corp., 0%
                         Distributors - 0.2%                         due 6/17/2011 (a)                                       133,217
                                                          5,000,000  Mitsui & Co. Ltd. Series 6, 1.05%
                                                                     due 9/30/2009 (a)                                       138,484
                                                                                                                       -------------
                                                                                                                             271,701
                         -----------------------------------------------------------------------------------------------------------

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                                                                                           Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities in
                                                                     the Pacific Basin/Asia - 0.2%                     $     378,240
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Fixed Income Securities
                                                                     (Cost - $668,738) - 0.5%                                974,152
------------------------------------------------------------------------------------------------------------------------------------

                                                         Beneficial
                                                           Interest  Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                     USD  4,578,969  BlackRock Liquidity Series, LLC Cash
                                                                     Sweep Series, 5.33% (b)(e)                            4,578,969
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Short-Term Securities
                                                                     (Cost - $4,578,969) - 2.3%                            4,578,969
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Total Investments
                                                                     (Cost - $158,960,690*) - 98.3%                      195,278,633

                                                                     Other Assets Less Liabilities - 1.7%                  3,388,014
                                                                                                                       -------------
                                                                     Net Assets - 100.0%                               $ 198,666,647
                                                                                                                       =============

* The cost and unrealized appreciation (depreciation) of investments, as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 164,850,007
                                                                  =============
      Gross unrealized appreciation                               $  32,642,549
      Gross unrealized depreciation                                  (2,213,923)
                                                                  -------------
      Net unrealized appreciation                                 $  30,428,626
                                                                  =============

(a)   Convertible security.
(b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------
      Affiliate                                                  Net             Interest
                                                              Activity            Income
      -----------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $3,466,723         $ 217,630
      -----------------------------------------------------------------------------------

(c)   Non-income producing security.
(d) All or a portion of security held as collateral in connection with open financial futures contracts.
(e)   Represents the current yield as of September 30, 2007.
(f)   The rights may be exercised until October 3, 2007.
(g)   The rights may be exercised until October 9, 2007.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

Master Enhanced International Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o Forward foreign exchange contracts as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                Settlement                    Unrealized
      Purchased                          Date                      Appreciation
      -------------------------------------------------------------------------
      AUD            923,000         November 2007                 $     28,565
      CHF          1,078,000         November 2007                       21,533
      EUR          2,663,000         November 2007                      117,659
      GBP          1,153,000         November 2007                       32,860
      JPY        542,019,000         November 2007                       92,496
      SEK          3,148,000         November 2007                       22,038
      -------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $12,821,781)               $    315,151
                                                                   ============

o Forward foreign exchange contracts as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                Settlement                    Unrealized
      Sold                               Date                      Depreciation
      -------------------------------------------------------------------------
      AUD            415,000         November 2007                 $    (29,309)
      CHF            522,000         November 2007                       (8,886)
      EUR          2,039,000         November 2007                      (91,869)
      GBP            694,000         November 2007                      (23,964)
      JPY        360,800,000         November 2007                      (45,433)
      SEK          2,350,000         November 2007                      (16,720)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $8,452,867)                $   (216,181)
                                                                   ============

o Financial futures contracts purchased as of September 30, 2007 were as follows:

      -----------------------------------------------------------------------------------------------------------------------------
                                                                                                          Face          Unrealized
      Number of Contracts               Issue                Exchange            Expiration Date         Value         Appreciation
      -----------------------------------------------------------------------------------------------------------------------------
              3                 Hang Seng Index Future       Hong Kong           October 2007         $   510,907      $     13,582
              27                   OMX Index Future          Stockholm           October 2007         $   507,384             3,677
              39                   DJ Euro Stoxx 50          Eurex               December 2007        $ 2,404,836            48,200
              15                FTSE 100 Index Future        London Finance      December 2007        $ 1,960,515            40,314
              12               SPI 200 Index AUD Future      Sydney              December 2007        $ 1,699,227            59,325
              15                  TOPIX Index Future         Tokyo               December 2007        $ 2,022,285            98,465
      -----------------------------------------------------------------------------------------------------------------------------
       Total Unrealized Appreciation                                                                                   $    263,563
                                                                                                                       ============

o     Currency Abbreviations:
      AUD   Australian Dollar
      CHF   Swiss Franc
      EUR   Euro
      GBP   British Pound
      JPY   Japanese Yen
      SEK   Swedish Krona
      USD   U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Master Enhanced International Series of Quantitative Master Series LLC

Date: November 20, 2007